Schedule of Future Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
2014	$ 67,852
2015	10,138
2016	243
2017	255
2018	267
Thereafter	222
Total	$ 78,977	$ 64,786